COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 12:-    COMMITMENTS AND CONTINGENT LIABILITIES

Legal contingencies:

From time to time, the Company may become a party to litigation and subject to claims incidental to the ordinary course of business, including intellectual property claims, labor and employment matters, breach of contract claims, tax disputes and other matters. As of December 31, 2025, the Company is not involved in any claims or legal proceedings which require accrual of liability for the estimated loss or disclosure.